Related Party Transactions and Balances	12 Months Ended
Sep. 30, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

12. RELATED PARTY TRANSACTIONS AND BALANCES

The amount due from related parties consisted of the following:

		As of September 30,
Name	Relationship with the Company	2025	2025	2024
		HK$	US$	HK$
Wittelsbach Group Holding Limited	Shareholder	51	7	51
Hanoverian International Group Limited	Shareholder	22	3	22
Zihua Shengshi Holding Group Limited	Shareholder	19	3	19
Tsang Chun Ho	Shareholder	3	—	3
Leung Ka Fai	Shareholder	3	—	3
XU Qinxiang	Shareholder	2	—	2
ChainGate AI Limited	Common director	42,700	5,488	42,700
		42,800	5,501	42,800

The amount due from related parties are unsecured, interest-free and repayable on demand.

The amount due to directors consisted of the following:

		As of September 30,
Name	Relationship with the Company	2025	2025	2024
		HK$	US$	HK$
Leung Tsz Him	CEO of our Company	1,921,206	246,913	961,197
Choi Tan Yee	CFO of our Company	34,459	4,429	28,459
		1,955,665	251,342	989,656

The amount due to directors are unsecured, interest-free and repayable on demand.

In addition, the Company had the following transactions with related parties:

	Relationship		For the year ended September 30,
Name	with the Company	Nature	2025	2025	2024	2023
			HK$	US$	HK$	HK$
ProAlgories Limited	Controlled by the Company’s CEO’s spouse	(System development service revenue)/ Management fee	—	—	—	110,000
Simplus IO Limited	Controlled by the Company’s CEO	Management fee	—	—	252,000	435,000
Fuchsia Capital Limited	Owned by the Company’s Executive Director	NFT-related services income	—	—	—	1,410,000
Rainbow Capital (HK) Limited	Owned by the Company’s CFO	Listing expenses	—	—	—	2,300,000